Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

May 22, 2013

Valerie J. Lithotomos

Senior Counsel

Division of Investment Management

Securities Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Eaton Vance Municipal Income Trust (“Income Trust”) File Numbers 333-158147; 811-09141

Eaton Vance Municipal Bond Fund ("Bond Fund") File Numbers 333-168482; 811-21142

Eaton Vance Municipal Bond Fund II ("Bond Fund II") File Numbers 333-168475; 811-21219

Dear Ms. Lithotomos:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Income Trust is Pre-Effective Amendment No. 2 to the Income Trust’s initial registration on Form N-2 relating to the shelf registration of the Income Trust’s common stock filed with the Securities and Exchange Commission (“Commission”) on March 23, 2009 (the “Registration Statement”).

The purpose of the filing is to provide responses to oral comments provided by you to Stephanie Rosander of Eaton Vance’s legal department on September 13, 2012 with respect to Pre-Effective Amendment No. 1 to Income Trust’s registration statement.  Pre-Effective Amendment No. 2 also includes updated financial information and other non-material changes.  In commenting on Income Trust’s Pre-Effective Amendment No. 1, you also provided comments on Pre-Effective Amendment No. 1 to the registration statements of Bond Fund and Bond Fund II.  At this time, only Income Trust is filing a pre-effective amendment to its registration statement and responding to staff comments.  Bond Fund and Bond Fund II (each a “Bond Fund,” and together the “Bond Funds”) are not filing pre-effective amendments at this time but anticipate making such filings in the future and at such time will respond to staff comments. Therefore responses to your comments set forth below only apply to the Income Trust.

Pre-Effective Amendment No. 2 of the Income Trust’s Registration Statement transmitted with this letter contains a conformed signature page, the manually executed original of which is maintained at the offices of the Income Trust.

Prospectus

Comment 1:

Each fund’s prospectus indicates that the funds may invest without limits in illiquid securities.  Please confirm that there is adequate disclosure for investing in illiquid securities.

Response 1:

Response 1 is limited to the Income Trust.  The Income Trust has considered the Staff’s comment and supplementally confirms its disclosure regarding investments in illiquid securities is adequate.  In particular, the Income Trust notes its disclosure regarding illiquidity is not limited to “Liquidity risk”.  Discussion of illiquid investments and the attendant risks is included throughout the prospectus – notably in disclosure regarding residual interest bonds and in the following risk factors: “Credit risk”, “Risks of municipal lease obligations (“MLOs”) and certificates of participation,” “Current regulatory environment risk,” “Current economic conditions risk,” “United States credit rating downgrade risk,” “Below investment grade securities risk,” “Residual interest bond risk,” and “Derivatives risk”.

Comment 2:

Given the funds’ investment in residual interest bonds, please inform the Staff how such investments comport with the funds’ fundamental policies to invest in municipal securities.  Additionally, please inform the Staff how the funds will treat residual interest bonds for the purposes of each Fund’s 80% test.

Response 2:

Residual interest bonds are an investment in special purpose vehicles that owns municipal obligations that pay interest income that is federally tax-exempt to the same extent as a direct investment in municipal obligations.  Accordingly, it is appropriate to include residual interest bonds in determining compliance with Income Trust’s policy to invest in at least 80% of its total assets in municipal obligations.  In calculating compliance with the 80% test, Income Trust includes the market value of the residual interest bonds held by Income Trust.

Comment 3:

Bond Fund II has 27% of its total assets invested in hospital bonds and 28% of its total assets invested in transportation bonds.  Please confirm that the disclosure regarding concentration is adequate.

Response 3:

Bond Fund II is not making a filing at this time and will respond to the Staff’s comment in future filings.

Comment 4:

With respect to the Bond Funds, please confirm that each Bond Fund’s 80% test requires 80% of its net assets in municipal bonds.

Response 4:

The Bond Funds are not making a filing at this time and will respond to the Staff’s comment in future filings.

Comment 5:

Please revise the prospectus to state the percentage of net assets that each Fund invests in residual interest bonds.

Response 5:

Response 5 is limited to the Income Trust.  In response to the Staff’s comment, the following disclosure has been added to the body of the prospectus under the heading “Residual interest bonds”:

As of March 31, 2013, 19.4% of the Trust’s net assets were invested in residual interest bonds.  As of March 31, 2013, the actual leverage attributable to the floating rate notes was 23.9% of the Trust’s net assets.

Comment 6:

Please confirm that the Funds will file all required exhibits with Pre-Effective Amendment No. 2.

Response 6:

We note that Response 6 applies only to the Income Trust. We confirm that the necessary exhibits are included with Pre-Effective Amendment No. 2, which accompanies this comment response letter.

Comment 7:

When filing Pre-Effective Amendment No. 2 please update all relevant information in the Registration Statement, including financial statements.  When requesting acceleration for Pre-Effective Amendment No. 2, Tandy representations must be made.

Response 7:

We note that Response 7 applies only to the Income Trust. We confirm that all relevant information, including the financial statements, has been updated in the Registration Statement.  In connection with the Income Trust’s Pre-Effective Amendment No. 2, the Income Trust acknowledges that:

(1)

the Income Trust is responsible for the adequacy and accuracy of the disclosure in the filings;

(2)

Staff comments or changes to disclosures in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(3)

the Income Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*          *          *

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours,

/s/ Tim Walsh

Tim Walsh, Esq.

Vice President